Financial Instruments and Fair Value Disclosures, Concentration of Credit Risk (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Maximum aggregate amount of loss due to credit risk	$ 811	$ 1,640	$ 215
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	25.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	16.00%	20.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	10.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	14.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	0.00%	12.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer F [Member]
Revenues [Abstract]
Concentration risk percentage	32.00%	0.00%	11.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer G [Member]
Revenues [Abstract]
Concentration risk percentage	35.00%	0.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer H [Member]
Revenues [Abstract]
Concentration risk percentage	26.00%	0.00%	0.00%